Goodwill and Other Intangible Assets (Tables)	6 Months Ended
Sep. 30, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Movement in Carrying Amount of Goodwill
The table below presents the movement in the carrying amount of goodwill during the six months ended September 30, 2022 and 2023:

	Six months ended September 30,
	2022	2023
	(in millions)
Balance at beginning of period
Goodwill(1)(3)	¥1,118,889	¥889,524
Accumulated impairment losses(1)(3)	(723,492)	(592,752)
Less: Goodwill, net of accumulated impairment losses in transferred business of MUFG Union Bank(2)	(91,786)	—
	303,611	296,772
Goodwill acquired during the six months(4)	—	59,127
Foreign currency translation adjustments and other	54,093	22,424
Balance at end of period
Goodwill	1,172,982	971,075
Accumulated impairment losses	(723,492)	(592,752)
Less: Goodwill, net of accumulated impairment losses in transferred business of MUFG Union Bank(2)	¥(108,468)	¥—
	¥341,022	¥378,323

Notes:	(1)Goodwill originally recognized of ¥1,900,019 million, which has been fully impaired before April 1, 2022, is not included in the table above.

(2)Represents goodwill, net of accumulated impairment losses in transferred business of MUFG Union Bank, which is included in Other assets in the condensed consolidated balance sheets at September 30, 2022. See Note 2 for more information.

(3)For the balance at April 1, 2023, the Goodwill and Accumulated impairment losses in the above table exclude the goodwill and accumulated impairment losses previously recorded for MUFG Union Bank, which was sold during the fiscal year ended March 31, 2023. See Note 2 for further information.

(4)Goodwill acquired during the six months ended September 30, 2023 mainly relates to the acquisition of business in the Global Commercial Banking Business Group, including the acquisition of HC Philippines (See Note 2).

Carrying Amount of Other Intangible Assets by Major Class
The table below presents the net carrying amount by major class of other intangible assets at March 31, 2023 and September 30, 2023:

	March 31, 2023	September 30, 2023
	(in millions)
Intangible assets subject to amortization:
Software	¥833,297	¥887,780
Customer relationships	232,911	241,517
Core deposit intangibles	50,176	50,862
Trade names	38,771	39,647
Other	11,110	13,215
Total	1,166,265	1,233,021
Intangible assets not subject to amortization:
Other	7,958	7,873
Total	¥1,174,223	¥1,240,894